RIGHT-OF-USE ASSETS (Details Narrative) - SGD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Weighted average incremental borrowing rate	5.00%
Weighted average remaining life of lease	2 years 2 months 12 days	2 years 6 months	3 years 6 months
Right-of-use assets under operating leasing arrangements	$ 2,092	$ 2,092
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Weighted average remaining life of lease	3 years 6 months
Right-of-use assets under operating leasing arrangements	$ 20	20
Leasehold Buildings [Member]
Property, Plant and Equipment [Line Items]
Weighted average remaining life of lease	3 years 6 months
Right-of-use assets under operating leasing arrangements	$ 2,072	$ 2,072
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Weighted average remaining life of lease	2 years 2 months 12 days